Estimated Fair Value of Options on Dates of Each Grant Using Binomial Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	[1]		0.55%
Expected volatility	0.00%	[1]	29.35%	30.00%
Risk-free interest rate, lower range	0.00%	[1]	8.04%	7.53%
Risk-free interest rate, upper range	0.00%	[1]	8.22%	7.62%
Expected lives	0	[1]	1-5.2 years	1-4.3 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield			0.65%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield			0.70%

[1]	no options were granted during the period